Shareholders' Equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of shareholders equity [line items]
Beginning balance	€ 24,102	€ 24,341	€ 26,250
Owners of Aegon N.V.	710	2,469	437
Total other comprehensive income / (loss)	(1,104)	(2,038)	(1,301)
Shares issued		3	1
Dividend withholding tax reduction	1	2	(2)
Ending balance	22,567	24,102	24,341
Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	8,053	8,193	8,387
Shares issued		3	1
Ending balance	7,808	8,053	8,193
Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	4,920	5,381	6,471
Total other comprehensive income / (loss)	(1,459)	(461)	(1,090)
Ending balance	3,461	4,920	5,381
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(1,669)	(1,820)	(1,532)
Total other comprehensive income / (loss)	(182)	151	(288)
Ending balance	(1,850)	(1,669)	(1,820)
Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	9,374	7,419	7,832
Total other comprehensive income / (loss)	(3)	13	(2)
Dividend withholding tax reduction	1	2	(2)
Ending balance	9,657	9,374	7,419
Aegon N.V [member]
Disclosure of shareholders equity [line items]
Beginning balance	20,288
Owners of Aegon N.V.	710	2,469	437
Ending balance	19,225	20,288
Aegon N.V [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	20,288	20,520
Net income 2017	710	2,469
Owners of Aegon N.V.	710	2,469
Foreign currency translation differences and movement in foreign investment hedging reserves	499	(1,615)
Changes in revaluation subsidiaries	(1,459)	(461)
Remeasurement of defined benefit plans of group companies	(150)	49
Changes and transfer to legal reserve	9
Changes and transfer to legal reserve		(20)
Other	(3)	12
Total other comprehensive income / (loss)	(1,105)	(2,035)
Shares issued		3
Dividend common shares	(573)	(438)
Dividend withholding tax reduction	1	2
Treasury shares	14	(106)
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	(113)	(131)
Repurchased and sold own shares		4
Ending balance	19,225	20,288	20,520
Aegon N.V [member] | Share capital [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	322	319
Shares issued		3
Ending balance	322	322	319
Aegon N.V [member] | Paid-in surplus [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,731	7,873
Dividend common shares	(244)	(142)
Ending balance	7,486	7,731	7,873
Aegon N.V [member] | Revaluation account [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	5,017	5,450
Changes in revaluation subsidiaries	(1,459)	(461)
Changes and transfer to legal reserve	7
Changes and transfer to legal reserve		28
Total other comprehensive income / (loss)	(1,452)	(433)
Ending balance	3,565	5,017	5,450
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	(401)	1,316
Foreign currency translation differences and movement in foreign investment hedging reserves	531	(1,717)
Total other comprehensive income / (loss)	531	(1,717)
Ending balance	130	(401)	1,316
Aegon N.V [member] | Legal reserve FCTR [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	1,122	1,169
Changes and transfer to legal reserve	204
Changes and transfer to legal reserve		(47)
Total other comprehensive income / (loss)	204	(47)
Ending balance	1,326	1,122	1,169
Aegon N.V [member] | Legal reserve group companies [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	6,022	5,966
Net income 2017 retained	2,469
Net income 2016 retained		437
Owners of Aegon N.V.	2,469	437
Changes and transfer to legal reserve	(202)
Changes and transfer to legal reserve		(1)
Other	(3)	12
Total other comprehensive income / (loss)	(205)	11
Dividend common shares	(329)	(296)
Dividend withholding tax reduction	1	2
Treasury shares	26	30
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	(113)	(131)
Repurchased and sold own shares		4
Ending balance	7,872	6,022	5,966
Aegon N.V [member] | Retained earnings [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	(1,669)	(1,820)
Foreign currency translation differences and movement in foreign investment hedging reserves	(32)	102
Remeasurement of defined benefit plans of group companies	(150)	49
Total other comprehensive income / (loss)	(182)	151
Ending balance	(1,850)	(1,669)	(1,820)
Aegon N.V [member] | Treasury shares [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	(325)	(190)
Treasury shares	(12)	(136)
Ending balance	(337)	(325)	(190)
Aegon N.V [member] | Net income /(loss) [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance	2,469	437
Net income 2017 retained	(2,469)
Net income 2016 retained		(437)
Net income 2017	710	2,469
Owners of Aegon N.V.	(1,759)	2,032
Ending balance	€ 710	€ 2,469	€ 437